February 25, 2002
                                 As Supplemented April 3, 2002, May 13, 2002 and May 31, 2002


                                 MONEY MARKET FUNDS -- INSTITUTIONAL SHARES
                                 Janus Money Market Fund
                                 Janus Tax-Exempt Money Market Fund
                                 Janus Government Money Market Fund

                             JANUS INVESTMENT FUND

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Janus Money Market Fund, Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund. The Funds are each a separate series of Janus Investment Fund, a Massachusetts business trust.

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated February 25, 2002, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from the Trust by calling 1-800-29JANUS or by writing the Funds at the address shown on the back cover. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, is incorporated by reference into this SAI and are also available, without charge, on janus.com, by calling 1-800-29JANUS, or by writing the Funds at the address shown on the back cover of this SAI.

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TABLE OF CONTENTS
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                Investment Restrictions and Investment
                Strategies......................................    2
                Performance Data................................   19
                Investment Adviser and Administrator............   23
                Custodian, Transfer Agent and Certain
                Affiliations....................................   29
                Portfolio Transactions and Brokerage............   30
                Trustees and Officers...........................   34
                Purchase of Shares..............................   41
                Redemption of Shares............................   42
                Tax-Deferred Accounts...........................   43
                Shareholder Accounts............................   44
                Dividends and Tax Status........................   44
                Principal Shareholders..........................   46
                Miscellaneous Information.......................   47
                Financial Statements............................   50
                Appendix A - Description of Securities Ratings..   51
                Appendix B - Description of Municipal
                Securities......................................   54

INVESTMENT RESTRICTIONS AND
INVESTMENT STRATEGIES
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INVESTMENT RESTRICTIONS

               Each Fund has adopted certain fundamental investment restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of Shares if a matter affects just that Fund or that class of Shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of Shares) are present or represented by proxy.

               As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government Securities" shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. government securities.

               The Funds have adopted the following fundamental policies:

               (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government Security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               (2) A Fund may not purchase securities if 25% or more of the value of a Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or in obligations of domestic commer-cial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities;
               (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

               (3) A Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

               (4) A Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (5) A Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

               (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (7) A Fund may not borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

               (8) Each Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as that Fund.

               Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Funds interpret restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a non-controlled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

               Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

               (1) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid investments"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

               (2) A Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

               (3) A Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

               (4) A Fund may not invest in companies for the purpose of exercising control of management.

               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital Management LLC ("Janus Capital") serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Fund will borrow money through the program only when the costs are equal to or lower than the costs of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

               For purposes of the Funds' policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

               Each of the Funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

               Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

               Pursuant to Rule 2a-7, each Fund (except Janus Tax-Exempt Money Market Fund) will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, a Fund (except for Janus Tax-Exempt Money Market Fund, in certain cases) may not invest in a second-tier security if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

               The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

               Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolio. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

               Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

               Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

               The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

               Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

               As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

               The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and
               (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

               Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. government does not guarantee any aspect of Freddie Mac PCs.

               Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. government does not guarantee any aspect of the Fannie Mae pass-through securities.

               The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.

               Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

               Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Funds will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Reverse Repurchase Agreements

               Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

               Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

               Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Funds' custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities

               From time to time, the Funds may invest in securities of other investment companies. The Funds are subject to the provisions of
               Section 12(d)(1) of the 1940 Act. Funds managed by Janus Capital ("Janus Funds") may invest in securities of the Funds and any other money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds.

Debt Obligations

               Janus Money Market Fund may invest in U.S. dollar denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may deter-mine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Obligations of Financial Institutions

               Janus Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

               Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties and that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

               Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

               Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

               Janus Government Money Market Fund and to a lesser extent, Janus Money Market Fund, invest in U.S. Government Securities. U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. government securities. U.S. Government Securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by Ginnie Mae. In addition, U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

Municipal Securities

               The municipal securities in which Janus Tax-Exempt Money Market Fund may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Fund may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B.

               When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

Municipal Leases

               Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may invest in municipal leases. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. A Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

               In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

               Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Funds, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Fund.

PERFORMANCE DATA
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               A Fund may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns.

               In performance advertising, the Funds may compare their Shares' performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., CDC/Wiesenberger, iMoneyNet's Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare their Shares' performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines. The Funds may also compare the Shares' yield to those of certain U.S. Treasury obligations or other money market instruments.

               Any current yield quotation of the Shares which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. Current yield shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one Share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing). For this purpose, the net change in account value will reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but will not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Shares may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

               Janus Tax-Exempt Money Market Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal such Shares' yield after taxes. Tax equivalent yields are calculated by dividing Janus Tax-Exempt Money Market Fund's yield by one minus the stated federal or combined federal and state tax rate. If only a portion of the Shares' yield is tax-exempt, only that portion is adjusted in the calculation.

               The Shares' current yield and effective yield for the seven-day period ended October 31, 2001 is shown below:

                                                             Seven-day          Effective
Fund Name                                                      Yield         Seven-day Yield
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Janus Money Market Fund - Institutional Shares                 2.80%              2.84%
Janus Tax-Exempt Money Market Fund - Institutional Shares*     2.37%              2.40%
Janus Government Money Market Fund - Institutional Shares      2.81%              2.85%

*Janus Tax-Exempt Money Market Fund Institutional Shares' tax-equivalent yield for the seven-day period ended October 31, 2001 was 3.29%.

               Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Shares. Also, processing organizations or other institutions may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yield on a class of Shares is not fixed or guaranteed, and an investment in the Shares is not insured. Accordingly, yield information may not necessarily be used to compare Shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the Funds are not insured or guaranteed, yield on the Shares may not necessarily be used to compare the Shares with investment alternatives which are insured or guaranteed.

DETERMINATION OF NET ASSET VALUE

               Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's

               $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per Share as determined by using available market quotations. Each Fund (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER AND ADMINISTRATOR
--------------------------------------------------------------------------------

               As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments. The Funds have each agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreements. In addition, the Funds pay brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

               On behalf of the Shares, each of the Funds has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreements, each of the Funds has agreed to compensate Janus Capital for administrative services at the annual rate of 0.15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, net asset value determination and fund accounting, recordkeeping, and blue sky registration and monitoring services, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders and other costs of complying with applicable laws regulating the sale of Shares. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not affiliated with Janus Capital, audit fees and expenses, and extraordinary costs. Janus Capital has agreed to reduce a portion of the administration fee, and accordingly the effective rate for calculating the administration fee payable by Shares of Janus Money Market Fund and Janus Tax-Exempt Money Market Fund will be 0.08% and by Shares of Janus Government Money Market Fund will be 0.05%. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreements.

               The following table summarizes the advisory fees paid by the Funds for the fiscal years ended October 31:

                                 2001                        2000                        1999
                      --------------------------   -------------------------   -------------------------
                        Advisory      Advisory       Advisory      Advisory      Advisory      Advisory
                       Fees Prior    Fees After     Fees Prior    Fees After    Fees Prior    Fees After
Fund Name             to Reduction    Reduction    to Reduction   Reduction    to Reduction   Reduction
--------------------------------------------------------------------------------------------------------
Janus Money Market
  Fund                $28,313,070    $14,156,535   $19,692,208    $9,846,104   $14,570,672    $7,285,336
Janus Tax-Exempt
  Money Market Fund      $504,934       $252,467      $485,046      $242,523      $437,746      $218,873
Janus Government
  Money Market Fund    $2,516,724     $1,258,362    $2,292,644    $1,146,322    $2,093,192    $1,046,596

               The following table summarizes the administration fees paid by the Shares for the fiscal years ended October 31:

                                    2001                        2000                        1999
                          -------------------------   -------------------------   -------------------------
                             Admin-        Admin-        Admin-        Admin-        Admin-        Admin-
                           istration     istration     istration     istration     istration     istration
                           Fees Prior    Fees After    Fees Prior    Fees After    Fees Prior    Fees After
Fund Name                 to Reduction   Reduction    to Reduction   Reduction    to Reduction   Reduction
-----------------------------------------------------------------------------------------------------------
Janus Money Market
 Fund - Institutional
 Shares                   $15,640,580    $8,341,642   $10,206,743    $4,145,120    $8,168,151    $2,722,717
Janus Tax-Exempt Money
 Market Fund -
 Institutional Shares         $92,789       $49,487      $110,026       $42,812      $137,757       $45,919
Janus Government Money
 Market Fund -
 Institutional Shares      $1,127,379      $375,793    $1,112,562      $370,854    $1,155,336      $385,112

               Advisory fees are paid on the Fund level while administration fees are paid on the class level.

               Each Fund's Advisory Agreement is dated April 3, 2002 and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Trustees who are not parties to the Advisory

               Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement (i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval of a majority of the Trustees of the affected Fund, including the Trustees who are not interested persons of that Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

               Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.

               In approving the Funds' existing Advisory Agreements, the Trustees considered various matters relating to the possible effects on Janus Capital and the Funds of the expiration of Mr. Bailey's contractual management rights with respect to Janus Capital, including Stilwell's intentions regarding the preservation and strengthening of Janus Capital's business and existing and proposed incentive compensation arrangements for key Janus Capital employees.

               In addition, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Funds' Advisory Agreements as in effect from year to year. The Trustees considered information about, among other things:

               - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources and investment process;

               - the terms of each Advisory Agreement;

               - the scope and quality of the services that Janus Capital has been providing to the Funds;

               - the investment performance of each Fund and of comparable funds managed by other advisers over various periods;

               - the advisory fee rates payable to Janus Capital by the Funds and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

               - the total expense ratio of each Fund and of comparable funds managed by other advisers;

               - compensation payable by the Funds to affiliates of Janus
                 Capital for other services;

               - the profitability to Janus Capital and its affiliates of their relationships with the Funds; and

               - Janus Capital's use of the Funds' portfolio brokerage
                 transactions to obtain research benefiting the Funds or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Funds.

               Janus Capital also acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

               Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

               Each account managed by Janus Capital has its own investment objective and is managed in accordance with that objective by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

               The Funds' portfolio managers are not permitted to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics, which applies to Directors/Trustees of Janus Capital and the Funds and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Funds and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

               The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               Citibank, N.A., 111 Wall Street 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

               Janus Services LLC, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Funds. The Funds do not pay Janus Services a fee.

               Janus Distributors LLC, 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Funds' shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.

               Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Funds or which performed services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

               Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.

               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; and financial stability of the broker or dealer. In addition, Janus Capital may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

               For the fiscal year ended October 31, 2001, the Funds paid no brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds.

               The Funds generally buy and sell securities in principal transactions, in which no commissions are paid. For the fiscal years ended October 31, 2001, October 31, 2000 and October 31, 1999, the Funds did not incur any brokerage commissions. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the respective Fund will be no less favorable than that of contemporaneously available principal transactions.

               Janus Capital may use research products and services in servicing other accounts in addition to the Funds. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

               Janus Capital may consider sales of Shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

               As of October 31, 2001, certain Funds owned securities of their regular broker-dealers (or parents), as shown below:

                                                  Name of                     Value of
Fund Name                                      Broker-Dealer              Securities Owned
------------------------------------------------------------------------------------------
Janus Money Market Fund             ABN AMRO Bank N.V.                      $300,000,000
Janus Money Market Fund             Barclays Capital, Inc.                    50,020,603
Janus Money Market Fund             Banc One Capital Markets, Inc.            50,038,118
Janus Money Market Fund             Banc of America Securities, Inc.         500,000,000
Janus Money Market Fund             Bear Stearns & Company, Inc.             250,000,000
Janus Money Market Fund             Credit Suisse First Boston Corp.         200,000,000
Janus Money Market Fund             Deutsche Banc Alex. Brown, Inc.          637,900,000
Janus Money Market Fund             Donaldson, Lufkin & Jenrette, Inc.        50,017,197
Janus Money Market Fund             Goldman Sachs & Co.                      700,000,000
Janus Money Market Fund             First Union Brokerage Services, Inc.      50,001,058
Janus Money Market Fund             J.P. Morgan Securities, Inc.             850,000,000
Janus Money Market Fund             Lehman Brothers, Inc.                    750,000,000
Janus Money Market Fund             Merrill Lynch, Pierce, Fenner and        550,000,000
                                      Smith, Inc.
Janus Money Market Fund             Morgan Stanley & Company, Inc.           800,000,000
Janus Government Money Market Fund  ABN AMRO Bank N.V.*                      112,600,000
Janus Government Money Market Fund  Bear Stearns & Company, Inc.*            150,000,000
Janus Government Money Market Fund  Credit Suisse First Boston Corp.*        175,000,000
Janus Government Money Market Fund  Deutsche Banc Alex. Brown, Inc.*         205,500,000
Janus Government Money Market Fund  Lehman Brothers, Inc.*                   200,000,000

* Broker-dealer is the counterparty to a repurchase agreement collateralized by government securities.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. Each Trustee has served in that capacity since he was originally elected or appointed. In addition, each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. Collectively, these three registered investment companies consist of 51 series or funds.

               The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary.

----------------------------------------------------------------------------------------------------------
                                                 TRUSTEES
----------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND           OTHER
                           POSITIONS                 PRINCIPAL OCCUPATIONS    COMPLEX        DIRECTORSHIPS
NAME, AGE AND              HELD WITH  LENGTH OF      DURING THE PAST          OVERSEEN BY    HELD BY
ADDRESS                    FUND       TIME SERVED    FIVE YEARS               TRUSTEE        TRUSTEE
----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*         President, 6/69-Present   President and Chief      51             N/A
 100 Fillmore Street       Chairman                  Executive Officer of
 Denver, CO 80206          and                       Janus Capital;
 Age 64                    Trustee                   President and Director
                                                     of the Janus Foundation.
                                                     Formerly, Chairman and
                                                     Director (1978-2002) of
                                                     Janus Capital
                                                     Corporation; and
                                                     Director (1997-2001) of
                                                     Janus Distributors,
                                                     Inc.
----------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Trustee    2/71-Present   Private Investor.        51             N/A
 100 Fillmore Street                                 Formerly (1997-1998)
 Denver, CO 80206                                    Chief Financial
 Age 58                                              Officer - Boston Market
                                                     Concepts, Boston
                                                     Chicken, Inc., Golden,
                                                     CO (a restaurant chain)
----------------------------------------------------------------------------------------------------------

* Mr. Bailey is an "interested person" of the Trust by virtue of his positions with Janus Capital.

----------------------------------------------------------------------------------------------------------
                                                 TRUSTEES
----------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND           OTHER
                           POSITIONS                 PRINCIPAL OCCUPATIONS    COMPLEX        DIRECTORSHIPS
NAME, AGE AND              HELD WITH  LENGTH OF      DURING THE PAST          OVERSEEN BY    HELD BY
ADDRESS                    FUND       TIME SERVED    FIVE YEARS               TRUSTEE        TRUSTEE
----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CNTD.)
----------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee    1/97-Present   Distinguished Visiting   51             Director,
 100 Fillmore Street                                 Professor of Business,                  Optika, Inc.;
 Denver, CO 80206                                    Thunderbird (American                   Director,
 Age 58                                              Graduate School of                      NeoCore Corp.
                                                     International
                                                     Management), Phoenix,
                                                     AZ and Professor of
                                                     Business, University of
                                                     Colorado, Colorado
                                                     Springs, CO. Formerly
                                                     (1988-1999) Principal
                                                     of Phillips-Smith
                                                     Retail Group, Colorado
                                                     Springs, CO (a venture
                                                     capital firm)
----------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee    6/84-Present   Corporate Vice           51             N/A
 100 Fillmore Street                                 President and General
 Denver, CO 80206                                    Manager of MKS
 Age 57                                              Instruments - HPS
                                                     Products, Boulder, CO
                                                     (a manufacturer of
                                                     vacuum fittings and
                                                     valves)
----------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee    8/69-Present   Consultant               51             N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 63
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Sharon S. Pichler**       Executive Vice       12/94-Present       Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Portfolio Manager (1994-
 Denver, CO 80206          Portfolio Manager                        1999) of Janus Government Money
 Age 52                    Janus Money Market                       Market Fund.
                           Fund
                           Janus Tax-Exempt
                           Money Market Fund
---------------------------------------------------------------------------------------------------------
 J. Eric Thorderson**      Executive Vice       9/99-Present        Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Senior Analyst (1996-1999)
 Denver, CO 80206          Portfolio Manager                        for Janus Capital Corporation.
 Age 40                    Janus Government
                           Money Market Fund
---------------------------------------------------------------------------------------------------------
 Thomas A. Early**         Vice President and   3/98-Present        Vice President, General Counsel,
 100 Fillmore Street       General Counsel                          Secretary and Interim Director of
 Denver, CO 80206                                                   Janus Capital; Vice President,
 Age 47                                                             General Counsel, Secretary and
                                                                    Director of Janus Services LLC, Janus
                                                                    Capital International LLC and Janus
                                                                    Institutional Services LLC; Vice
                                                                    President, General Counsel and
                                                                    Director to Janus International
                                                                    (Asia) Limited and Janus
                                                                    International Limited; Vice
                                                                    President, General Counsel and
                                                                    Secretary to Janus Distributors LLC
                                                                    and the Janus Foundation; and
                                                                    Director for Janus Capital Trust
                                                                    Manager Limited and Janus World
                                                                    Funds. Formerly, Director (2001) of
                                                                    Janus Distributors, Inc.; Vice
                                                                    President, General Counsel, Secretary
                                                                    and Director (2000-2002) of Janus
                                                                    International Holding, Inc.; and
                                                                    Executive Vice President and General
                                                                    Counsel/Mutual Funds (1994-1998) of
                                                                    Prudential Insurance Company.
---------------------------------------------------------------------------------------------------------
 Bonnie M. Howe**          Vice President       12/99-Present       Vice President and Assistant General
 100 Fillmore Street                                                Counsel to Janus Capital, Janus
 Denver, CO 80206                                                   Distributors LLC and Janus Services
 Age 36                                                             LLC. Formerly, Assistant Vice
                                                                    President (1997-1999) and Associate
                                                                    Counsel (1995-1999) for Janus Capital
                                                                    Corporation and Assistant Vice
                                                                    President (1998-2000) for Janus
                                                                    Service Corporation.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes**     Vice President and   12/99-Present       Vice President and Assistant General
 100 Fillmore Street       Secretary                                Counsel of Janus Capital, Janus
 Denver, CO 80206                                                   Distributors LLC and Janus Services
 Age 36                                                             LLC. Formerly, Assistant Vice
                                                                    President (1997-1999) of Janus
                                                                    Capital Corporation; Chief Compliance
                                                                    Officer, Director and President
                                                                    (1997-1999) of Janus Distributors,
                                                                    Inc.; and Assistant Vice President
                                                                    (1998-2000) of Janus Service
                                                                    Corporation.
---------------------------------------------------------------------------------------------------------
 Glenn P. O'Flaherty**     Treasurer and Chief  1/96-Present        Vice President of Janus Capital.
 100 Fillmore Street       Accounting Officer                       Formerly, Director of Fund Accounting
 Denver, CO 80206                                                   (1991-1997) of Janus Capital
 Age 43                                                             Corporation.
---------------------------------------------------------------------------------------------------------
 Loren M. Starr**          Vice President and   9/01-Present        Vice President of Finance, Treasurer,
 100 Fillmore Street       Chief Financial                          Chief Financial Officer and Interim
 Denver, CO 80206          Officer                                  Director of Janus Capital; Vice
 Age 40                                                             President of Finance, Treasurer and
                                                                    Chief Financial Officer of Janus
                                                                    Services LLC and Janus International
                                                                    Limited; Vice President of Finance,
                                                                    Treasurer, Chief Financial Officer
                                                                    and Director of Janus Distributors
                                                                    LLC, Janus Capital International LLC
                                                                    and Janus Institutional Services LLC;
                                                                    and Director of Janus Capital Trust
                                                                    Manager Limited and Janus World
                                                                    Funds. Formerly, Vice President of
                                                                    Finance, Treasurer, Chief Financial
                                                                    Officer (2001-2002) and Director
                                                                    (2002) of Janus International
                                                                    Holding, Inc.; Managing Director,
                                                                    Treasurer and Head of Corporate
                                                                    Finance and Reporting (1998-2001) for
                                                                    Putnam Investments; and Senior Vice
                                                                    President of Financial Planning and
                                                                    Analysis (1996-1998) for Lehman
                                                                    Brothers, Inc.
---------------------------------------------------------------------------------------------------------
 Heidi J. Walter**         Vice President       4/00-Present        Vice President and Assistant General
 100 Fillmore Street                                                Counsel to Janus Capital and Janus
 Denver, CO 80206                                                   Services LLC. Formerly, Vice
 Age 34                                                             President and Senior Legal Counsel
                                                                    (1995-1999) for Stein Roe & Farnham,
                                                                    Inc.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

               The Trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                                            HELD DURING LAST
                        FUNCTIONS                   MEMBERS                 FISCAL YEAR
--------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE        Reviews the financial       Martin H. Waldinger               4
                        reporting process, the      (Chairman)
                        system of internal          William D. Stewart
                        control, the audit          Dennis B. Mullen
                        process, and the Trusts'
                        process for monitoring
                        compliance with investment
                        restrictions and
                        applicable laws and the
                        Trusts' Code of Ethics.
--------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE    Reviews and makes           James T. Rothe                    5
                        recommendations regarding   (Chairman)
                        matters related to the      William D. Stewart
                        Trusts' use of brokerage    Dennis B. Mullen
                        commissions and placement
                        of portfolio transactions.
--------------------------------------------------------------------------------------------------
 MONEY MARKET           Reviews various matters     William D. Stewart                4
 COMMITTEE              related to the operations   (Chairman)
                        of the Janus Money Market   Dennis B. Mullen
                        Funds, including            James T. Rothe
                        compliance with each
                        Trust's Money Market Fund
                        Procedures.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                                            HELD DURING LAST
                        FUNCTIONS                   MEMBERS                 FISCAL YEAR
--------------------------------------------------------------------------------------------------
 NOMINATING AND         Identifies and recommends   Dennis B. Mullen                  3
 GOVERNANCE COMMITTEE   individuals for Trustee     (Chairman)
                        membership, consults with   William D. Stewart
                        Management in planning      Martin H. Waldinger
                        Trustee meetings, and
                        oversees the
                        administration of, and
                        ensures the compliance
                        with, the Governance
                        Procedures and Guidelines
                        adopted by the Trusts.
--------------------------------------------------------------------------------------------------
 PRICING COMMITTEE      Determines the fair value   William D. Stewart                15
                        of restricted securities    (Chairman)
                        and other securities for    Dennis B. Mullen
                        which market quotations     James T. Rothe
                        are not readily available,
                        pursuant to procedures
                        adopted by the Trustees.
--------------------------------------------------------------------------------------------------

               The table below gives the dollar range of Shares of each Fund described in this SAI, as well as the aggregate dollar range of shares of all Funds advised and sponsored by Janus Capital (collectively the "Janus Funds"), owned by each Trustee as of December 31, 2001.

-----------------------------------------------------------------------------------------------------
                                                                          AGGREGATE DOLLAR RANGE OF
                                                                          EQUITY SECURITIES IN
                                                                          ALL REGISTERED INVESTMENT
                        DOLLAR RANGE OF EQUITY                            COMPANIES OVERSEEN BY
NAME OF TRUSTEE         SECURITIES IN THE FUNDS                           TRUSTEE IN JANUS FUNDS
-----------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY       Janus Money Market Fund -         Over $100,000          Over $100,000
                        Institutional Shares
-----------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN       None                                                     Over $100,000
-----------------------------------------------------------------------------------------------------
 JAMES T. ROTHE         None                                                     Over $100,000
-----------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART     None                                                     Over $100,000
-----------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER    None                                                     Over $100,000
-----------------------------------------------------------------------------------------------------

               As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors LLC, or their control persons.

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Funds described in this SAI and Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds.

                                              Aggregate Compensation       Total Compensation
                                                From the Funds for      From the Janus Funds for
                                                Fiscal year ended         calendar year ended
Name of Person, Position                         October 31, 2001         December 31, 2001***
-------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee*                   $0                          $0
William D. Stewart, Trustee**                        $16,155                    $185,000
Dennis B. Mullen, Trustee**                          $25,680                    $185,000
Martin H. Waldinger, Trustee**                       $14,944                    $185,000
James T. Rothe, Trustee**                            $26,487                    $185,000

  * Mr. Bailey is an interested person of the Funds and Janus Capital and is compensated by Janus Capital.
 ** Independent Trustee.
*** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

               Shares are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE" or the "Exchange") next occurring after a purchase order is received and accepted by a Fund (except net asset value is normally determined at 5:00 p.m. (New York time) for Janus Government Money Market Fund). A Fund's net asset value is calculated each day that both the NYSE and the Federal Reserve Banks are open ("bank business day"). As stated in the Prospectus, the Funds each seek to maintain a stable net asset value per share of $1.00. The Shareholder's Guide Section of the Funds' Prospectus contains detailed information about the purchase of Shares.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

               If investors do not elect in writing or by phone to receive their dividends and distributions via wire transfer, all income dividends and capital gains distributions, if any, on Shares are reinvested automatically in additional Shares of that Fund at the NAV determined on the payment date. Any such election (which may be made in writing or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving distributions and dividends via wire transfer may elect to change back to automatic reinvestment at any time in writing or by phone.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

               Procedures for redeeming Shares are set forth in the Shareholder's Guide section of the Funds' Prospectus. Shares normally will be redeemed for cash (via wire), although each Fund retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, their Fund will have the option of redeemimg the excess in cash or in kind. If Shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

               The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

TAX-DEFERRED ACCOUNTS
--------------------------------------------------------------------------------

               The Funds offer tax-deferred retirement plans for rollover accounts in excess of $250,000. The Individual Retirement Account may be used by individuals who meet the above requirement.

               Contributions under Traditional and Roth IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant. The investment is then held by Investors Fiduciary Trust Company as custodian.

               Distributions from tax-deferred accounts may be subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Additionally, shareholders generally must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several exceptions to these general rules may apply and several methods exist to determine the amount and timing of the minimum annual distribution (if any). Shareholders should consult with their tax adviser or legal counsel prior to receiving any distribution from any tax-deferred account, in order to determine the income tax impact of any such distribution.

               To receive additional information about IRAs along with the necessary materials to establish an account, please call the Funds at 1-800-29JANUS or write the Funds at P.O. Box 173375, Denver, CO 80217-3375. No contribution to any IRA can be made until the appropriate forms to establish any such plan have been completed.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

               Detailed information about the general procedures for shareholder accounts is set forth in the Funds' Prospectus. Applications to open accounts may be obtained by calling the Funds at 1-800-29JANUS or writing to the Funds at 100 Fillmore Street, Denver, Colorado 80206-4928, Attention: Institutional Services.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

               Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day will receive that day's dividend if the purchase is effected at or prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund. Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order. Requests for redemption of Shares will be redeemed at the next determined net asset value. Redemption requests made by wire that are received prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days in which the bond market or the NYSE close early.

               Distributions for all of the Funds (except Janus Tax-Exempt Money Market Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. As described in detail in the Prospectus, Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax, although dividends attributable to interest on taxable investments, together with distributions from any net realized short- or long-term capital gains, are taxable.

               The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code. Accordingly, a Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

               Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

               As of January 31, 2002, the officers and Trustees as a group owned less than 1% of the outstanding Shares.

               As of January 28, 2002, the following shareholder owned 5% or more of the Shares of Janus Money Market Fund:

                                                                        Percentage
Shareholder                         Address                             Ownership
----------------------------------------------------------------------------------
Comerica Bank                       411 West Lafayette Street             19.65%
                                    Mail Code 3455
                                    Detroit, MI 48226-3155

               As of January 28, 2002, the following shareholders owned 5% or more of the Shares of Janus Tax-Exempt Money Market Fund:

                                                                        Percentage
Shareholder                         Address                             Ownership
----------------------------------------------------------------------------------
Pantai Capital, LLC                 269 Madison Street                    22.11%
                                    Denver, CO 80206-5406
Richard N. Laminack & Mary E.       4010 Inverness                        17.96%
  Laminack, JTWROS                  Houston, TX 77019-1006
National City Bank AFM              P.O. Box 94984                         5.43%
                                    Cleveland, OH 44101-4984
Southern Ute Indian Tribe*          116 Capote Drive                      32.14%
                                    Ignacio, CO 81137

* This entity could be deemed to be a "control person" and may have the power to control any of the Shares of the Fund.

               As of January 28, 2002, the following shareholders owned more than 5% of the Shares of Janus Government Money Market Fund:

                                                                        Percentage
Shareholder                         Address                             Ownership
----------------------------------------------------------------------------------
Janus Twenty Fund*                  100 Fillmore Street                   16.53%
                                    Denver, CO 80206-4916
Turtle & Co.                        P.O. Box 9427                         11.00%
                                    Boston, MA 02209-9427
Metricom, Inc.                      2033 Gateway Place, Suite 627          5.47%
                                    San Jose, CA 95110-3709

* Pursuant to an exemptive order received from the SEC, other funds managed by Janus Capital may invest in the Funds.

               To the knowledge of the Funds, no other shareholder owned 5% or more of the outstanding Shares of the Funds as of January 28, 2002.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

               Each Fund is a series of the Trust, a Massachusetts Business Trust that was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust offers 25 separate series, three of which currently offer three classes of Shares.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

               Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by such Fund, and in residual assets of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.

               The Trust is authorized to issue multiple classes of shares for each Fund. Currently, Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund each offer three classes of shares by separate prospectuses. The Shares discussed in this SAI are offered only to individual, institutional and corporate clients and foundations and trusts meeting certain minimum investment criteria. A second class of shares, Service Shares, is offered through banks and other financial institutions that meet minimum investment requirements in connection with trust accounts, cash management programs and similar programs. A third class of shares, Investor Shares, is offered to the general public.

SHAREHOLDER MEETINGS

               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies; electing or removing Trustees; making any changes to the Declaration of Trust that would materially adversely affect shareholders' rights; determining whether to bring certain derivative actions; or for any other purpose that requires a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. The present Trustees were elected at a meeting of shareholders held on January 31, 2002. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act.

VOTING RIGHTS

               As a shareholder, you are entitled to one vote for each dollar of net asset value of the Fund that you own. Generally all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

               PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Funds, audit the Funds' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

               The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

               The following audited financial statements of the Funds for the period ended October 31, 2001 are hereby incorporated into this SAI by reference to the Funds' Annual Report dated October 31, 2001:

               Schedules of Investments as of October 31, 2001

               Statements of Operations for the period ended October 31, 2001

               Statements of Assets and Liabilities as of October 31, 2001

               Statements of Changes in Net Assets for the periods ended October 31, 2001 and 2000

               Financial Highlights for each of the periods indicated

               Notes to Financial Statements

               Report of Independent Accountants

               The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

               MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS. The two highest ratings of Standard & Poor's Ratings Services for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

               The two highest ratings of Moody's Investors Service, Inc. for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

               SHORT TERM MUNICIPAL LOANS. S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

               Moody's highest rating for short-term municipal loans is MIG-1/ VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

               OTHER SHORT-TERM DEBT SECURITIES. Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                F-1+........................ Exceptionally strong credit
                                             quality. Issues assigned this
                                             rating are regarded as having the
                                             strongest degree of assurance for
                                             timely payment.
                F-1......................... Very strong credit quality. Issues assigned this rating reflect an
                                             assurance for timely payment only
                                             slightly less in degree than issues
                                             rated F-1+.
                F-2......................... Good credit quality. Issues
                                             assigned this rating have a
                                             satisfactory degree of assurance
                                             for timely payments, but the margin
                                             of safety is not as great as the
                                             F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

               MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

               1. PROJECT NOTES, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

               2. TAX ANTICIPATION NOTES ARE issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

               3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

               4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

               5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

               6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

               MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

               1. GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

               2. REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

               In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

               3. PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

               While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

               Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

               OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

               Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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                                    www.janus.com

                                    PO Box 173375
                                    Denver, CO 80217-3375
                                    1-800-29JANUS